UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.            REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim American Century Growth Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

  Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	2.45%
Communications	10.51%
Consumer, Cyclical	13.69%
Consumer, Non-cyclical	24.43%
Energy	5.41%
Financial	3.75%
Funds	0.35%
Industrial	11.95%
Short Term Investments	2.13%
Technology	25.33%
Total	100.00%

   Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

   Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

   Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,101.90	$5.15

Hypothetical (5% return before expenses)	$1,000.00	$1,019.83	$4.95

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.00% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 2.45%
77,846	EI du Pont de Nemours & Co	$3,936,672
48,625	Monsanto Co	4,025,177
35,935	Nucor Corp	1,361,937
36,842	Rockwood Holdings Inc	1,633,943

		10,957,729

Communications — 10.50%
35,556	Amazon.com Inc (a)	8,119,213
95,191	CBS Corp Class B	3,120,361
176,938	Cisco Systems Inc	3,038,026
99,362	Crown Castle International Corp (a)	5,828,575
12,238	F5 Networks Inc (a)	1,218,415
15,252	Facebook Inc Class A (a)(b)	474,642
21,198	Google Inc Class A (a)	12,296,324
64,810	Time Warner Cable Inc	5,320,901
113,853	Verizon Communications Inc	5,059,627
53,719	Viacom Inc Class B	2,525,867

		47,001,951

Consumer, Cyclical — 13.68%
36,807	Autoliv Inc	2,011,871
51,258	BorgWarner Inc (a)	3,362,012
4,810	Chipotle Mexican Grill Inc (a)	1,827,559
46,390	Coach Inc	2,712,887
45,326	Costco Wholesale Corp	4,305,970
88,308	CVS Caremark Corp	4,126,633
64,923	Dollar General Corp (a)	3,531,162
26,705	GNC Holdings Inc Class A	1,046,836
67,205	Harley-Davidson Inc	3,073,285
138,741	Home Depot Inc	7,351,886
106,733	Macy’s Inc	3,666,278
96,196	Marriott International Inc Class A	3,770,883
60,717	McDonald’s Corp	5,375,276
30,823	Mohawk Industries Inc (a)	2,152,370
27,001	O’Reilly Automotive Inc (a)	2,261,874
119,252	Starbucks Corp	6,358,517
12,042	Tractor Supply Co	1,000,208
65,248	Urban Outfitters Inc (a)	1,800,192
14,658	Wynn Resorts Ltd	1,520,328

		61,256,027

Consumer, Non-cyclical — 24.41%
125,566	Abbott Laboratories	8,095,240
20,208	Alexion Pharmaceuticals Inc (a)	2,006,654
33,995	Allergan Inc/United States	3,146,917
72,709	AmerisourceBergen Corp	2,861,099
4,437	Annie’s Inc (a)	185,733
65,733	Automatic Data Processing Inc	3,658,042
24,151	Beam Inc	1,509,196
72,824	Bristol-Myers Squibb Co	2,618,023
13,107	Brown-Forman Corp Class B	1,269,413
25,411	Cepheid Inc (a)	1,137,142
14,469	Church & Dwight Co Inc	802,595
138,159	Coca-Cola Co	10,802,652
42,611	Colgate-Palmolive Co	4,435,805

Shares		Value

Consumer, Non-cyclical — (continued)
15,480	Cooper Cos Inc	$1,234,685
34,410	Covidien PLC	1,840,935
46,055	DENTSPLY International Inc	1,741,340
19,239	Edwards Lifesciences Corp (a)	1,987,389
61,449	Estee Lauder Cos Inc Class A	3,325,620
92,195	Express Scripts Holding Co (a)	5,147,247
74,553	Gilead Sciences Inc (a)	3,823,078
46,315	Hershey Co	3,336,070
35,800	Hill-Rom Holdings Inc	1,104,430
10,552	IDEXX Laboratories Inc (a)	1,014,364
3,734	Intuitive Surgical Inc (a)	2,067,852
85,997	Johnson & Johnson	5,809,957
31,871	Kellogg Co	1,572,196
12,208	Mastercard Inc Class A	5,250,783
15,727	Mead Johnson Nutrition Co Class A	1,266,181
7,421	Medivation Inc (a)	678,279
13,747	Monster Beverage Corp (a)	978,786
107,190	PepsiCo Inc	7,574,045
120,182	Philip Morris International Inc	10,487,081
48,224	ResMed Inc (a)	1,504,589
29,146	Whole Foods Market Inc	2,778,197
34,966	Zimmer Holdings Inc	2,250,412

		109,302,027

Energy — 5.40%
9,405	Core Laboratories (b)	1,090,039
44,839	EOG Resources Inc	4,040,442
25,811	Hornbeck Offshore Services Inc (a)	1,000,951
39,806	Noble Energy Inc	3,376,345
39,542	Occidental Petroleum Corp	3,391,517
57,392	Oceaneering International Inc	2,746,781
131,660	Schlumberger Ltd	8,546,051

		24,192,126

Financial — 3.75%
33,739	American Campus Communities Inc REIT	1,517,580
8,270	AvalonBay Communities Inc REIT	1,170,040
23,028	BlackRock Inc Class A	3,910,615
64,254	Brown & Brown Inc	1,752,207
94,129	CBRE Group Inc Class A (a)	1,539,950
19,543	Simon Property Group Inc REIT	3,042,063
114,511	Wells Fargo & Co	3,829,248

		16,761,703

Industrial — 11.94%
66,196	Agilent Technologies Inc	2,597,531
18,518	Cummins Inc	1,794,579
76,567	Danaher Corp	3,987,609
24,961	Deere & Co	2,018,596
53,307	Hexcel Corp (a)	1,374,788
117,282	Honeywell International Inc	6,549,027
92,558	Illinois Tool Works Inc	4,895,393
12,394	Kirby Corp (a)	583,510
25,339	Precision Castparts Corp	4,168,012

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
99,299	Terex Corp (a)	$1,770,501
88,874	Textron Inc	2,210,296
21,814	Trimble Navigation Ltd (a)	1,003,662
56,421	Union Pacific Corp	6,731,590
76,401	United Parcel Service Inc Class B	6,017,343
102,487	United Technologies Corp	7,740,843

		53,443,280

Technology — 25.31%
23,504	Accenture PLC Class A	1,412,355
61,599	Apple Inc (a)	35,973,816
120,592	Broadcom Corp Class A	4,076,010
22,673	Cerner Corp (a)	1,874,150
46,777	Citrix Systems Inc (a)	3,926,461
21,094	CommVault Systems Inc (a)	1,045,630
148,964	Dell Inc (a)	1,865,029
270,271	EMC Corp (a)	6,927,046
32,426	Fortinet Inc (a)	752,932
155,018	Intel Corp	4,131,230
49,746	International Business Machines Corp	9,729,323
83,626	Linear Technology Corp	2,620,002
167,658	Marvell Technology Group Ltd	1,891,182
523,365	Microsoft Corp	16,009,735
311,843	Oracle Corp	9,261,737
46,547	QLIK Technologies Inc (a)	1,029,620
111,428	QUALCOMM Inc	6,204,311
21,149	Red Hat Inc (a)	1,194,495
101,538	Xilinx Inc	3,408,631

		113,333,695

TOTAL COMMON STOCK — 97.44%
(Cost $390,104,239)		$436,248,538

EXCHANGE TRADED FUNDS
Funds — 0.35%
$ 24,561	iShares Russell 1000 Growth Index Fund
		1,552,992

TOTAL EXCHANGE TRADED FUNDS — 0.35%
(Cost $1,510,899)		$1,552,992

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at June 29, 2012.
REIT	Real Estate Investment Trust

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 999,733	Undivided interest of 2.15% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19% dated 6/29/12, to be repurchased at $999,733 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$999,733

549,430	Undivided interest of 2.07% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13% dated 6/29/12, to be repurchased at $549,430 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	549,430

TOTAL SECURITIES LENDING COLLATERAL — 0.34%
(Cost $1,549,163)		$1,549,163

SHORT TERM INVESTMENTS
8,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 07/02/2012	7,999,996

TOTAL SHORT TERM INVESTMENTS — 1.79%
(Cost $7,999,996)		$7,999,996

TOTAL INVESTMENTS — 99.92%
(Cost $401,164,297)		$447,350,689

OTHER ASSETS & LIABILITIES, NET — 0.08%		$368,257

TOTAL NET ASSETS — 100.00%		$447,718,946

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim American Century Growth Portfolio

ASSETS:
Investments in securities, market value (including $1,516,504 of securities on loan)(a)	$447,350,689
Cash	2,620,820
Dividends receivable	464,777
Subscriptions receivable	337,503
Receivable for investments sold	2,394,171

Total Assets	453,167,960

LIABILITIES:
Payable to investment adviser	344,866
Payable upon return of securities loaned	1,549,163
Redemptions payable	159,847
Payable for investments purchased	3,395,138

Total Liabilities	5,449,014

NET ASSETS	$447,718,946

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,138,266
Paid-in capital in excess of par	399,036,387
Net unrealized appreciation on investments	46,186,392
Undistributed net investment income	115,937
Accumulated net realized loss on investments and futures contracts	(1,758,036)

TOTAL NET ASSETS	$447,718,946

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	41,382,661

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.82

(a) Cost of investments	$401,164,297

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim American Century Growth Portfolio

INVESTMENT INCOME:
Interest	$352
Income from securities lending	3,701
Dividends	3,255,513
Foreign withholding tax	(1,294)

Total Income	3,258,272

EXPENSES:
Management fees	2,201,586

Total Expenses	2,201,586

NET INVESTMENT INCOME	1,056,686

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	8,590,726
Net realized gain on futures contracts	159,875
Change in net unrealized appreciation on investments	31,826,143

Net Realized and Unrealized Gain on Investments	40,576,744

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,633,430

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011	(a)
Maxim American Century Growth Portfolio

OPERATIONS:
Net investment income	$1,056,686	$1,066,314
Net realized gain (loss) on investments	8,590,726	(10,522,283)
Net realized gain on futures contracts	159,875	78
Change in net unrealized appreciation on investments	31,826,143	14,360,249

Net Increase in Net Assets Resulting from Operations	41,633,430	4,904,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(943,293)	(1,050,202)

Total Distributions	(943,293)	(1,050,202)

CAPITAL SHARE TRANSACTIONS:
Shares sold	59,516,230	459,380,748
Shares issued in reinvestment of distributions	943,293	1,050,202
Shares redeemed	(59,725,132)	(57,990,688)

Net Increase in Net Assets Resulting from Capital Share Transactions	734,391	402,440,262

Total Increase in Net Assets	41,424,528	406,294,418

NET ASSETS:
Beginning of period	406,294,418	0

End of period (b)	$447,718,946	$406,294,418

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	5,509,527	47,115,687
Shares issued in reinvestment of distributions	88,076	107,383
Shares redeemed	(5,502,997)	(5,935,015)

Net Increase	94,606	41,288,055

(a) Portfolio inception date was June 16, 2011.
(b) Including undistributed net investment income:	$115,937	$2,544

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)	2011	(a)
Maxim American Century Growth Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.03
Net realized and unrealized gain (loss)	0.98	(0.16)

Total Income (Loss) From Investment Operations	1.00	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.03)

Total Distributions	(0.02)	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.82	$9.84

TOTAL RETURN(b) (c)	10.19%	(1.34%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$447,719	$406,294
Ratio of expenses to average net assets(d)	1.00%	1.00%
Ratio of net investment income to average net assets(d)	0.48%	0.56%
Portfolio turnover rate(c)	42%	55%

(a)	Portfolio inception date was June 16, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim American Century Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$428,509,438	$—	$—	$428,509,438
Exchange Traded Funds	1,552,992	—	—	1,552,992
Foreign Common Stock	7,739,100	—	—	7,739,100
Securities Lending Collateral	—	1,549,163	—	1,549,163
Short Term Investments	—	7,999,996	—	7,999,996

Total Investments(a)	$437,801,530	$9,549,159	$0	$447,350,689

(a) Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Exchange Traded Fund (ETF) shares can be bought and sold on the secondary market at market prices. Although, it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Portfolio may pay more or less than NAV when it buys ETF shares on the secondary market, and the Portfolio may receive more or less than NAV when it sells those shares.

The Portfolio’s underlying ETF may invest in stocks, which may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETF to be subject to larger short-term declines in value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with American Century Investment Management, Inc. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $185,212,545 and $189,259,787, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $403,386,513. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $53,919,957 and gross depreciation of securities in which there was an excess of tax cost over value of $9,955,781 resulting in net appreciation of $43,964,176.

5.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $1,516,504 and received collateral of $1,549,163 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and American Century Investment Management, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included performance information for the fourth quarter ended December 31, 2011. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s

Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to its peer group.

The Board assessed performance based on the return comparison for the fourth quarter due to the Portfolio’s recent inception in July of 2011. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. In this regard, the Board considered that the Portfolio did not have a long-term performance record, but considered that the Portfolio outperformed its peer group for the period reviewed. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fees were at the higher end of the range of fees paid by similar funds but considered that the Portfolio’s total expense ratio was within the range of similar funds. The Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements from MCM and the Sub-Adviser and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.             CODE OF ETHICS.

Not required in filing.

ITEM 3.             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.             INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.             PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.           CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.       EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012